LEASES - Undiscounted future minimum payments (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASES
2023	¥ 6,267	$ 909
2024	1,563	227
2025	1,327	192
2026	508	74
Total lease payments	9,665	1,402
Less: Imputed interest	648	94
Present value of lease liabilities	¥ 9,017	$ 1,308